RELATED PARTY TRANSACTIONS (Details Narrative)								3 Months Ended		12 Months Ended
	Sep. 15, 2021 USD ($) $ / shares shares	Apr. 09, 2021	Dec. 03, 2020 shares	Mar. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Apr. 07, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) Integer $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Notes Payable, Related Parties, Noncurrent | $											$ 566,743
Common Stock, Par or Stated Value Per Share								$ 0.001		$ 0.001	$ 0.001
Common stock issued value | $								$ 397,999		$ 941,009	$ 320,000
Expected dividend rate								0.00%		0.00%	0.00%
Expected volatility rate, minimum								79.00%
Expected volatility rate, maximum								220.00%
Risk-free interest rate, minimum								0.90%
Risk-free interest rate, maximum								1.83%
Expected term		8 months 12 days						10 years
Expected volatility rate		440.50%								443.30%
Jupiter Gold [Member]
Share-based Payment Award, Options, Outstanding, Number | shares										2,270,000
Weighted average remaining contractual term										3 years 1 month 9 days
Weighted Average Remaining Contractual Term										$ 0.93
Intrinsic value | $										$ 402,800
Apollo Resource Corporation [Member]
Options, grants in period | shares								135,000	105,000	135,000
Expected dividend rate								0.00%	0.00%	0.00%
Expected volatility rate, minimum										49.20%
Expected volatility rate, maximum										98.30%
Risk-free interest rate, minimum								0.68%	0.68%	0.92%
Risk-free interest rate, maximum								2.34%	1.41%	1.75%
Weighted average exercise price								$ 0.01	$ 0.01
Options, grants in period, value | $								$ 163,990	$ 217,129	$ 217,129
Expected volatility rate								71.00%	49.20%
Minimum [Member]
Share price								$ 0.006			$ 0.0009
Expected volatility rate, minimum										44.80%	199.20%
Risk-free interest rate, minimum										0.90%	0.28%
Minimum [Member] | Apollo Resource Corporation [Member]
Share price								$ 0.10	$ 0.10	$ 4.00
Expected term								5 years	5 years	10 years
Maximum [Member]
Share price								$ 0.008			$ 0.0014
Expected volatility rate, maximum										124.40%	223.20%
Risk-free interest rate, maximum										1.75%	0.38%
Maximum [Member] | Apollo Resource Corporation [Member]
Share price								$ 5.00	$ 4.00	$ 5.00
Expected term								10 years	10 years
Chief Executive Officer [Member]
Convertible notes payable | $					$ 61,724	$ 261,631	$ 445,628
Trading days | Integer							20
Debt Instrument, Convertible, Conversion Price	$ 0.0003				$ 0.0003	$ 0.00045	$ 0.0001
Debt Instrument, Convertible, Beneficial Conversion Feature | $					$ 61,724	$ 261,631	$ 445,628
Interest rate					6.00%	6.00%
Issuance of common stock in connection with sales made under private offerings, shares | shares	214,006		161,636,427	200,000
Notes Payable, Related Parties, Noncurrent | $	$ 566,743
Interest Expense | $	$ 75,276
Common Stock, Par or Stated Value Per Share	$ 3.00
Common stock issued value | $				$ 280
Shares issued, price per share				$ 0.0014
Marc Fogassa [Member]
Options, grants in period | shares								210,000	105,000	315,000
Exercise price range, lower range limit								$ 0.01	$ 0.01	$ 0.01
Exercise price range, upper range limit								$ 1.00	$ 1.00	$ 1.00
Options, grants in period, value | $								$ 27,033	$ 124,549	$ 148,853
Expected dividend rate								0.00%	0.00%	0.00%
Expected volatility rate, minimum										97.30%
Expected volatility rate, maximum										200.60%
Risk-free interest rate, minimum								1.59%	0.92%	0.81%
Risk-free interest rate, maximum								1.79%	1.41%	1.75%
Expected volatility rate								232.00%	97.30%
Marc Fogassa [Member] | Minimum [Member]
Share price								$ 0.25	$ 0.95	$ 0.19
Expected term								5 years	5 years	5 years
Marc Fogassa [Member] | Maximum [Member]
Share price								$ 0.30	$ 1.45	$ 1.45
Expected term								10 years	10 years	10 years
Apollo Resource Corporation [Member]
Weighted average exercise price										$ 0.01